Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Deferred Financing Costs and Other Assets

The following is a summary of our deferred financing costs and other assets at the dates indicated:

	December 31, 2012 (in thousands)	December 31, 2011 (in thousands)
Deferred Financing Costs and Other Assets—Gross	$9,524	$5,637
Accumulated Amortization	(1,922)	(2,329)

Deferred Financing Costs and Other Assets—Net[1]	$7,602	$3,308

[1]	Does not include approximately $2.4 million associated with advanced royalty payments for the year ended December 31, 2012, for which we expect to recover through future production and royalties.

Asset Retirement Obligations

We account for asset retirement obligations that relate to wells that are drilled jointly based on our interest in those wells.

	December 31, 2012 ($ in Thousands)	December 31, 2011 ($ in Thousands)
Beginning Balance	$18,670	$17,222
Asset Retirement Obligation Incurred	598	235
Asset Retirement Obligation Settled	(428)	(266)
Asset Retirement Obligation Cancelled or Sold Well Properties	0	0
Asset Retirement Obligation Revision of Estimated Obligation	3,953	0
Asset Retirement Obligation Accretion Expense	2,029	1,479

Total Asset Retirement Obligation	$24,822	$18,670